Note 19 - Fair Value Measurements	12 Months Ended
Mar. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
19.	FAIR VALUE MEASUREMENTS

ASC 820, “Fair Value Measurement” defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-level fair value hierarchy that prioritizes the inputs used to measure fair value as follows:

Level 1 —	Inputs are quoted prices in active markets for identical assets or liabilities.

Level 2 —
Inputs are quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 —
Inputs are derived from valuation techniques in which one or more significant inputs or value drivers are unobservable, which reflect the reporting entity’s own assumptions about the assumptions that market participants would use in establishing a price.

There were no transfers between Level 1 and Level 2 for the years ended March 31, 2014 and 2015.

Assets Measured at Fair Value on a Recurring Basis

The following table presents the Company’s assets that are measured at fair value on a recurring basis at March 31, 2014 and 2015, respectively, consistent with the fair value hierarchy provisions of ASC 820.

	Thousands of Yen
				Total
March 31, 2014	Level 1	Level 2	Level 3	2014

Assets—
Available-for-sale securities— equity securities	¥3,751,011	-	-	¥3,751,011
Total assets	¥3,751,011	-	-	¥3,751,011

	Thousands of Yen
				Total
March 31, 2015	Level 1	Level 2	Level 3	2015

Assets—
Available-for-sale securities—equity securities	¥4,212,571	-	-	¥4,212,571
Available-for-sale securities—debt securities	-	¥101,910	-	101,910
Total assets	¥4,212,571	¥101,910	-	¥4,314,481

Available-for-sale securities are comprised of marketable equity and debt securities. Marketable equity securities are listed on Japan and Hong Kong securities markets and are valued using an unadjusted quoted market price in active markets with sufficient volume and frequency of transactions. Marketable debt securities are valued using quoted prices obtained from financial institutions.

Assets Measured at Fair Value on a Nonrecurring Basis

	Thousands of Yen
March 31, 2015	Level 1	Level 2	Level 3	Impairment Loss

Assets:
Non-marketable securities— equity securities	-	-	¥2,435	¥29,117
	-	-	¥2,435	¥29,117

Non-marketable equity securities with a carrying amount of ¥31,552 thousand, which was included in other investments in the balance sheets, were written down to the fair value of ¥2,435 thousand, resulting in an other-than-temporary impairment charge of ¥29,117 thousand, which was included in the Company’s state of income for the year ended March 31, 2015. An impaired non-marketable investment was classified as Level 3 instruments and the Company used unobservable inputs to value these investments.  The fair value was determined as a result of considering various unobservable inputs, including expectation of future income of the investees, net asset value of the investees, and material unrealized losses to be considered in assets and liabilities held by the investees.